Note 23 - Parent Company Only Financial Information (Details) - Condensed Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
EXPENSES:
INCOME TAX (EXPENSE) BENEFIT	$ 0
NET INCOME (LOSS)	84	709	387	901	755	(19,034)
OTHER COMPREHENSIVE INCOME (LOSS) OF SUBSIDIARY			(932)		(135)	3,218
COMPREHENSIVE INCOME (LOSS)	(773)	364	(545)	617	620	(15,816)
Parent Company [Member]
EXPENSES:
Management fees					120	80
Other operating expenses					409	515
Total expenses					529	595
LOSS BEFORE INCOME TAX (EXPENSE) BENEFIT AND EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY					(529)	(595)
INCOME TAX (EXPENSE) BENEFIT						(138)
LOSS BEFORE EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY					(529)	(733)
EQUITY IN UNDISTRIBUTED INCOME (LOSS) OF BANK SUBSIDIARY					1,284	(18,301)
NET INCOME (LOSS)					755	(19,034)
OTHER COMPREHENSIVE INCOME (LOSS) OF SUBSIDIARY					(135)	3,218
COMPREHENSIVE INCOME (LOSS)					$ 620	$ (15,816)